CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
NET INCOME/(LOSS)	$ 581,550	$ 1,337,137	$ (4,653,142)
Other comprehensive income (loss), before taxes, gains (losses) by new measurements on defined benefit plans	(21,198)	(9,935)	10,018
Total other comprehensive (loss) that will not be reclassified to income before taxes	(21,198)	(9,935)	10,018
Components of other comprehensive income that will be reclassified to income before taxes
Currency translation differences Gains (losses) on currency translation, before tax	(12,423)	(32,563)	20,008
Other comprehensive loss, before taxes, currency translation differences	(12,423)	(32,563)	20,008
Cash flow hedges
Gains (losses) on cash flow hedges before taxes	(41,144)	52,017	38,870
Reclassification adjustment on cash flow hedges before tax	(26,568)	31,293	(16,641)
Amounts removed from equity and included in the carrying amount of non-financial assets (liabilities) that were acquired or incurred through a highly probable hedged forecast transaction, before tax	(11,112)	(8,143)	0
Other comprehensive income (losses), before taxes, cash flow hedges	(78,824)	75,167	22,229
Change in value of time value of options
Gains/(Losses) on change in value of time value of options before tax	25,751	(24,005)	(23,692)
Reclassification adjustments on change in value of time value of options before tax	28,818	19,946	6,509
Other comprehensive income, before taxes, changes in the time value of the options	54,569	(4,059)	(17,183)
Total other comprehensive income that will be reclassified to income before taxes	(36,678)	38,545	25,054
Other components of other comprehensive income (loss), before taxes	(57,876)	28,610	35,072
Income tax relating to new measurements on defined benefit plans	751	567	(2,783)
Income tax relating to other comprehensive income that will not be reclassified to income	751	567	(2,783)
Income tax relating to other comprehensive income (loss) that will be reclassified to income
Income tax related to cash flow hedges in other comprehensive income (loss)	3,604	(235)	(58)
Income taxes related to components of other comprehensive loss will be reclassified to income	3,604	(235)	(58)
Total Other comprehensive income (loss)	(53,521)	28,942	32,231
Total comprehensive income (loss)	528,029	1,366,079	(4,620,911)
Comprehensive income (loss) attributable to owners of the parent	515,687	1,367,315	(4,616,914)
Comprehensive income (loss) attributable to non-controlling interests	$ 12,342	$ (1,236)	$ (3,997)